February 24, 2025

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re: Guggenheim Defined Portfolios, Series 2461

File No. 333-283823

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on February 21, 2025.

Guggenheim Funds Distributors, LLC

By:   /s/ Amy Lee
Vice President and Secretary